UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-04571

Name of Registrant: Vanguard Pennsylvania Tax-Free Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: November 30

Date of reporting period: February 28, 2013

Item 1: Schedule of Investments

Vanguard Pennsylvania Tax-Exempt Money Market Fund

Schedule of Investments
As of February 28, 2013

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.1%)
Pennsylvania (98.2%)
	Allegheny County PA GO VRDO	0.110%	3/7/13 LOC	37,285	37,285
	Allegheny County PA GO VRDO	0.110%	3/7/13 LOC	14,455	14,455
	Allegheny County PA Higher Education Building
	Authority University Revenue (Carnegie
	Mellon University) VRDO	0.110%	3/1/13	101,420	101,420
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.110%	3/7/13 LOC	2,700	2,700
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.120%	3/7/13	68,595	68,595
	Allegheny County PA Industrial Development
	Authority Health Care Revenue (Vincentian
	Collaborative System) VRDO	0.120%	3/7/13 LOC	7,725	7,725
	Beaver County PA Industrial Development
	Authority Pollution Control Revenue
	(FirstEnergy Generation Project) VRDO	0.110%	3/1/13 LOC	26,610	26,610
	Beaver County PA Industrial Development
	Authority Pollution Control Revenue
	(FirstEnergy Generation Project) VRDO	0.110%	3/1/13 LOC	6,650	6,650
	Beaver County PA Industrial Development
	Authority Pollution Control Revenue
	(Metropolitan Edison Co. Project) VRDO	0.120%	3/7/13 LOC	10,000	10,000
1	Berks County PA Municipal Authority Revenue
	(Reading Hospital & Medical Center Project)
	TOB PUT	0.200%	8/15/13 LOC	22,890	22,890
1	Berks County PA Municipal Authority Revenue
	(Reading Hospital & Medical Center Project)
	TOB VRDO	0.110%	3/7/13	11,700	11,700
1	Berks County PA Municipal Authority Revenue
	(Reading Hospital & Medical Center Project)
	TOB VRDO	0.110%	3/7/13 LOC	97,195	97,195
1	Berks County PA Municipal Authority Revenue
	(Reading Hospital & Medical Center Project)
	TOB VRDO	0.140%	3/7/13	9,750	9,750
1	Bethlehem PA Area School District GO TOB
	VRDO	0.110%	3/7/13 LOC	4,480	4,480
	Bucks County PA GO	2.000%	6/1/13	1,315	1,321
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.090%	3/7/13 LOC	15,050	15,050
	Bucks County PA Industrial Development
	Authority Revenue (Pennswood Village
	Project) VRDO	0.140%	3/7/13 LOC	8,255	8,255
	Butler County PA General Authority Revenue
	(Erie School District Project) VRDO	0.120%	3/7/13 LOC	12,440	12,440
	Cambria County PA Industrial Development
	Authority Revenue (American National Red
	Cross) VRDO	0.130%	3/7/13 LOC	5,775	5,775

1 Central Bradford PA Progress Authority
Revenue (Robert Packer Hospital) TOB
VRDO	0.110%	3/7/13 LOC	10,495	10,495
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)
VRDO	0.100%	3/7/13 LOC	36,485	36,485
Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)
VRDO	0.110%	3/7/13 LOC	10,000	10,000
1 Chester County PA Industrial Development
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO	0.160%	3/7/13 (13)	15,935	15,935
Delaware County PA Authority Hospital
Revenue (Crozer-Chester Medical Center
Obligated Group) VRDO	0.110%	3/7/13 LOC	9,940	9,940
Delaware County PA Authority Revenue
(Haverford College) VRDO	0.090%	3/7/13	29,545	29,545
Delaware County PA GO	5.000%	10/1/13	2,900	2,981
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.100%	3/1/13	33,300	33,300
1 Delaware County PA Industrial Development
Authority Revenue (Aqua Pennsylvania Inc.
Project) TOB VRDO	0.160%	3/7/13 (13)	2,515	2,515
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.130%	3/7/13	3,600	3,600
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.130%	3/7/13	14,600	14,600
Delaware County PA Industrial Development
Authority Solid Waste Revenue (Scott Paper
Co.) VRDO	0.130%	3/7/13	16,500	16,500
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.250%	7/1/13 (Prere.)	1,300	1,322
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.090%	3/7/13 LOC	47,315	47,315
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.100%	3/7/13 LOC	2,400	2,400
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.110%	3/7/13 LOC	15,250	15,250
Dover PA Area School District GO	5.375%	4/1/13 (Prere.)	1,000	1,004
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	3,700	3,700
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	1,100	1,100
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	7,500	7,500
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	10,300	10,300
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	13,400	13,400
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	12,000	12,000
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	4,800	4,800
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	2,200	2,200
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	1,200	1,200
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	15,500	15,500
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	4,485	4,485
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	4,300	4,300

Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	6,900	6,900
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	8,000	8,000
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	5,300	5,300
Emmaus PA General Authority Revenue VRDO	0.090%	3/7/13 LOC	9,600	9,600
Emmaus PA General Authority Revenue VRDO	0.100%	3/7/13 LOC	82,000	82,000
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.060%	3/1/13	2,400	2,400
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.060%	3/1/13	5,500	5,500
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.120%	3/7/13	5,650	5,650
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.120%	3/7/13	4,000	4,000
Haverford Township PA School District GO
VRDO	0.110%	3/7/13 LOC	5,000	5,000
1 Lancaster County PA Hospital Authority Health
System Revenue (Lancaster General Hospital
Project) TOB VRDO	0.120%	3/7/13	3,410	3,410
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital Project)	5.500%	9/15/13 (Prere.)	2,950	3,034
Lehigh County PA General Purpose Authority
Hospital Revenue (St. Luke's Hospital of
Bethlehem Project)	5.250%	8/15/13 (Prere.)	1,000	1,023
Lehigh County PA General Purpose Authority
Hospital Revenue (St. Luke's Hospital of
Bethlehem Project)	5.375%	8/15/13 (Prere.)	2,640	2,703
Lower Merion PA School District GO	5.000%	5/15/13 (Prere.)	5,000	5,050
Lower Merion PA School District GO VRDO	0.100%	3/7/13 LOC	30,740	30,740
Lower Merion PA School District GO VRDO	0.100%	3/7/13 LOC	6,000	6,000
1 Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.) TOB
VRDO	0.170%	3/7/13 (13)	5,000	5,000
Montgomery County PA GO	3.000%	10/1/13	2,000	2,032
Montgomery County PA Industrial Development
Authority Revenue (Friends' Central School
Project) VRDO	0.110%	3/7/13 LOC	6,150	6,150
Montgomery County PA TRAN	1.250%	12/31/13	27,500	27,739
Moon Industrial Development Authority
Pennsylvania Mortgage Revenue (Providence
Point Project) VRDO	0.130%	3/7/13 LOC	57,555	57,555
Norristown PA Area School District GO	5.000%	3/1/13 (Prere.)	1,125	1,125
North Pocono PA School District GO	5.000%	3/15/13 (Prere.)	10,000	10,018
1 Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) TOB VRDO	0.100%	3/7/13	17,580	17,580
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.110%	3/7/13	5,000	5,000
1 Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) TOB VRDO	0.110%	3/7/13 LOC	11,355	11,355
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.100%	3/7/13	3,700	3,700

1 Nuveen Pennsylvania Investment Quality
Municipal Fund VRDP VRDO	0.220%	3/7/13 LOC	39,000	39,000
1 Nuveen Pennsylvania Premium Income
Municipal Fund 2 VRDP VRDO	0.220%	3/7/13 LOC	15,000	15,000
1 Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) TOB VRDO 0.100%		3/7/13 LOC	9,995	9,995
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PSEG
Power LLC Project) VRDO	0.100%	3/7/13 LOC	14,600	14,600
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (Shipping
port Project) FirstEnergy VRDO	0.120%	3/1/13 LOC	11,000	11,000
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (York
Water Co. Project) VRDO	0.140%	3/7/13 LOC	5,000	5,000
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	1.000%	7/1/13	97,375	97,643
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue VRDO	0.100%	3/7/13 LOC	20,800	20,800
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO 0.120%		3/7/13 (13)	9,900	9,900
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project) TOB VRDO 0.150%		3/7/13	7,495	7,495
1 Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Waste
Management) TOB VRDO	0.100%	3/7/13	9,995	9,995
Pennsylvania GO	5.000%	4/15/13	4,850	4,879
Pennsylvania GO	5.000%	5/1/13	12,740	12,843
Pennsylvania GO	5.500%	6/1/13	1,350	1,368
Pennsylvania GO	3.000%	7/1/13	5,600	5,653
Pennsylvania GO	5.000%	8/1/13	4,000	4,081
Pennsylvania GO	5.000%	9/1/13	1,200	1,228
Pennsylvania GO	5.000%	11/1/13	9,645	9,953
Pennsylvania GO	4.000%	11/15/13	1,000	1,027
Pennsylvania GO	5.250%	2/1/14	1,000	1,046
1 Pennsylvania GO TOB PUT	0.220%	8/1/13	19,505	19,505
1 Pennsylvania GO TOB VRDO	0.110%	3/7/13	5,000	5,000
1 Pennsylvania GO TOB VRDO	0.110%	3/7/13	11,455	11,455
1 Pennsylvania GO TOB VRDO	0.120%	3/7/13	12,820	12,820
1 Pennsylvania GO TOB VRDO	0.120%	3/7/13	2,200	2,200
Pennsylvania Higher Educational Facilities
Authority (Saint Francis University Project)
Revenue	6.250%	11/1/13 (Prere.)	3,460	3,599
Pennsylvania Higher Educational Facilities
Authority College Revenue (Holy Family
College Project) VRDO	0.100%	3/7/13 LOC	7,260	7,260
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) TOB
VRDO	0.100%	3/7/13 LOC	16,370	16,370
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO 0.100%		3/1/13 LOC	3,305	3,305

Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.110%	3/7/13 LOC	8,350	8,350
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.110%	3/7/13 LOC	5,755	5,755
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)
TOB VRDO	0.110%	3/7/13 LOC	1,800	1,800
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.100%	3/7/13 LOC	5,750	5,750
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/13 (Prere.)	2,340	2,360
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.500%	5/1/13 (Prere.)	6,680	6,739
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.500%	5/1/13 (Prere.)	4,000	4,035
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)
VRDO	0.110%	3/7/13 LOC	14,000	14,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.110%	3/7/13 LOC	8,500	8,500
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.110%	3/7/13 LOC	14,535	14,535
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.100%	3/7/13	5,000	5,000
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.090%	3/7/13	80,680	80,680
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.120%	3/7/13	3,320	3,320
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.170%	3/7/13	4,835	4,835
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.110%	3/7/13	17,940	17,940
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.110%	3/7/13	8,270	8,270
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.130%	3/7/13	22,715	22,715
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.130%	3/7/13	21,160	21,160
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue VRDO	0.130%	3/7/13	16,000	16,000
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/13	5,425	5,501
1 Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program) TOB VRDO	0.120%	3/7/13	5,050	5,050
Pennsylvania State University Revenue PUT	0.220%	6/1/13	40,000	40,000
1 Pennsylvania State University Revenue TOB
VRDO	0.120%	3/7/13	1,900	1,900
1 Pennsylvania State University Revenue TOB
VRDO	0.120%	3/7/13	6,095	6,095

1 Pennsylvania State University Revenue TOB
VRDO	0.190%	3/7/13 LOC	25,750	25,750
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.250%	12/1/13 (Prere.)	1,730	1,796
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.100%	3/7/13	5,195	5,195
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.100%	3/7/13 LOC	9,920	9,920
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.120%	3/7/13	12,530	12,530
Philadelphia Authority for Industrial
Development Revenue (Gift of Life Donor
Program) VRDO	0.100%	3/7/13 LOC	8,265	8,265
Philadelphia PA Airport Revenue VRDO	0.110%	3/7/13 LOC	19,250	19,250
Philadelphia PA Airport Revenue VRDO	0.110%	3/7/13 LOC	9,500	9,500
Philadelphia PA Authority for Industrial
Development Educational Facilities Revenue
(Chestnut Hill College Project) VRDO	0.110%	3/7/13 LOC	4,200	4,200
1 Philadelphia PA Authority for Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.160%	3/7/13 LOC	3,600	3,600
Philadelphia PA Authority for Industrial
Development Revenue (Inglis House Project)
VRDO	0.110%	3/7/13	11,000	11,000
Philadelphia PA Gas Works Revenue VRDO	0.090%	3/7/13 LOC	7,130	7,130
Philadelphia PA Gas Works Revenue VRDO	0.090%	3/7/13 LOC	50,000	50,000
Philadelphia PA Gas Works Revenue VRDO	0.110%	3/7/13 LOC	3,000	3,000
Philadelphia PA Gas Works Revenue VRDO	0.130%	3/7/13 LOC	10,600	10,600
Philadelphia PA GO	1.000%	6/28/13	19,000	19,050
Philadelphia PA GO VRDO	0.100%	3/7/13 LOC	13,785	13,785
1 Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
TOB VRDO	0.120%	3/7/13	4,765	4,765
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.110%	3/1/13	12,300	12,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.110%	3/1/13	3,500	3,500
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.110%	3/1/13	825	825
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.110%	3/1/13	1,300	1,300
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.110%	3/7/13 LOC	28,075	28,075
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.110%	3/7/13 LOC	30,600	30,600
Philadelphia PA School District GO VRDO	0.090%	3/7/13 LOC	6,405	6,405
Philadelphia PA School District GO VRDO	0.090%	3/7/13 LOC	13,925	13,925

1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.100%	3/7/13 LOC	17,530	17,530
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.120%	3/7/13 (13)	45,210	45,210
Philadelphia PA Water & Waste Water Revenue
VRDO	0.090%	3/7/13 LOC	10,965	10,965
Ridley PA School District GO VRDO	0.110%	3/7/13 LOC	9,485	9,485
Saint Mary Hospital Authority Health System
Revenue (Catholic Health East Issue) VRDO	0.100%	3/7/13 LOC	17,015	17,015
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project) VRDO	0.120%	3/7/13 LOC	15,970	15,970
1 Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)
TOB VRDO	0.120%	3/7/13	9,970	9,970
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.100%	3/7/13	23,500	23,500
State Public School Building Authority
Pennsylvania School Revenue (North
Allegheny School District Project) VRDO	0.110%	3/7/13	18,130	18,130
State Public School Building Authority
Pennsylvania School Revenue (Philadelphia
School District Project)	5.000%	6/1/13 (Prere.)	3,985	4,034
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University) VRDO	0.100%	3/7/13	4,500	4,500
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
(University Capital Project) RAN	2.000%	7/2/13	20,000	20,121
University of Pittsburgh PA Revenue CP	0.180%	3/5/13	18,120	18,120
University of Pittsburgh PA Revenue CP	0.160%	3/7/13	25,000	25,000
University of Pittsburgh PA Revenue CP	0.130%	4/5/13	20,000	20,000
University of Pittsburgh PA Revenue CP	0.140%	5/2/13	8,950	8,950
1 University of Pittsburgh PA Revenue TOB
VRDO	0.100%	3/7/13	5,395	5,395
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)
VRDO	0.120%	3/7/13 LOC	8,235	8,235
Wilkes-Barre PA Finance Authority College
Revenue (King's College Project) VRDO	0.130%	3/7/13 LOC	10,080	10,080
Wilson PA School District GO	1.250%	5/15/13	3,705	3,712
York County PA Industrial Development
Authority Revenue (Crescent Industries Inc.
Project) VRDO	0.210%	3/7/13 LOC	3,360	3,360
York County PA TRAN	1.000%	4/30/13	19,950	19,975
				2,442,565
Puerto Rico (1.9%)
Puerto Rico Electric Power Authority Revenue	5.125%	7/1/13 (Prere.)	5,265	5,352
Puerto Rico GO	5.250%	7/1/13 (Prere.)	3,500	3,559
Puerto Rico GO	5.250%	7/1/13 (Prere.)	2,500	2,543
Puerto Rico Housing Finance Authority Capital
Fund Program (Puerto Rico Public Housing
Administration Projects)	4.650%	12/1/13 (Prere.)	1,000	1,033
Puerto Rico Housing Finance Authority Capital
Fund Program (Puerto Rico Public Housing
Administration Projects)	5.000%	12/1/13 (Prere.)	4,960	5,136

1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.110%	3/7/13	8,250	8,250
1 Puerto Rico Sales Tax Financing Corp. Revenue
TOB VRDO	0.110%	3/7/13	20,934	20,934
				46,807
Total Tax-Exempt Municipal Bonds (Cost $2,489,372)				2,489,372
Total Investments (100.1%) (Cost $2,489,372)				2,489,372
Other Assets and Liabilities-Net (-0.1%)				(1,978)
Net Assets (100%)				2,487,394

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $649,034,000, representing 26.1% of net assets.

Pennsylvania Tax-Exempt Money Market Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Tax-Exempt Money Market Fund

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund's investments was determined using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Vanguard Pennsylvania Long-Term Tax-Exempt Fund

Schedule of Investments
As of February 28, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Pennsylvania (98.6%)
Abington PA School District GO	5.000%	4/1/32 (4)	1,495	1,617
Allegheny County PA GO	5.000%	11/1/22	2,425	2,893
Allegheny County PA GO	5.000%	11/1/23	2,570	3,046
Allegheny County PA GO	5.000%	11/1/27	2,575	2,922
Allegheny County PA GO	5.000%	11/1/29	4,000	4,442
Allegheny County PA GO	5.000%	12/1/34	3,600	4,059
Allegheny County PA GO	5.000%	12/1/37	8,500	9,501
Allegheny County PA Higher Education Building
Authority University Revenue (Carnegie
Mellon University)	5.000%	3/1/24	6,750	8,331
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/30	2,545	2,819
Allegheny County PA Higher Education Building
Authority University Revenue (Chatham
University)	5.000%	9/1/35	1,000	1,085
1 Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/22	700	854
1 Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/23	800	978
1 Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/25	500	603
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.250%	3/1/26	4,005	4,722
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/28	1,940	2,295
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,700	2,002
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	770	908
1 Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.000%	3/1/33	1,000	1,159
Allegheny County PA Higher Education Building
Authority University Revenue (Point Park
University) VRDO	0.120%	3/7/13 LOC	5,600	5,600
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	25,000	26,768
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/15	2,000	2,210

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	7,000	8,318
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/18	7,000	7,365
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	0.920%	2/1/21	4,840	4,834
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/23 (14)	5,745	7,610
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/26 (14)	4,625	6,189
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	6.000%	7/1/27 (14)	9,325	12,449
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.375%	8/15/29	4,000	4,519
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	1.020%	2/1/37	3,000	2,751
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.625%	8/15/39	10,800	12,144
Allegheny County PA Industrial Development
Authority Revenue (Western Pennsylvania
School for Blind Children) VRDO	0.110%	3/7/13	11,800	11,800
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	7,500	8,923
Allegheny County PA Sanitation Authority Sewer
Revenue	5.500%	12/1/16 (ETM)	11,295	12,327
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/24 (14)	6,000	6,588
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/26 (4)	4,925	5,717
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/30 (4)	3,500	4,033
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/32 (14)	12,000	12,883
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/29	250	275
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/35	7,880	8,505
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/42	9,620	10,291
Annville Cleona PA School District GO	6.000%	3/1/28 (4)	1,500	1,649
Annville Cleona PA School District GO	6.000%	3/1/31 (4)	2,475	2,704
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/22	1,240	1,481
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/23	1,750	2,080
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/25	1,620	1,879
Beaver County PA Hospital Authority Revenue
(Heritage Valley Health System Inc.)	5.000%	5/15/28	2,000	2,255

Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.200%	7/1/16	15,000	15,223
Bensalem Township PA School District GO	5.250%	6/15/24 (14)	3,700	4,296
Berks County PA GO	0.000%	11/15/13 (14)	7,250	7,229
Berks County PA GO	0.000%	11/15/14 (14)	8,615	8,523
Berks County PA GO	0.000%	11/15/15 (14)	6,250	6,113
Berks County PA Municipal Authority Hospital
Revenue (Reading Hospital & Medical Center
Project)	5.700%	10/1/14 (14)	1,670	1,733
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.500%	11/1/31	3,500	4,042
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.750%	11/1/39	4,615	5,311
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/40	5,725	6,341
Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)	5.000%	11/1/44	10,000	11,028
Blair County PA Hospital Authority Hospital
Revenue (Altoona Hospital Project)	5.500%	7/1/16 (2)	6,480	6,844
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	6.000%	11/15/39	13,500	14,655
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/29 (4)	2,000	2,329
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/33 (4)	2,000	2,309
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/37 (4)	3,500	4,015
Butler County PA Hospital Authority Revenue
(Butler Health System Project)	7.125%	7/1/29	1,000	1,258
Catholic Health East Pennsylvania Health
Systems Revenue	5.375%	11/15/14 (Prere.)	3,000	3,255
Catholic Health East Pennsylvania Health
Systems Revenue	5.500%	11/15/14 (Prere.)	1,400	1,522
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.000%	12/1/31	840	943
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	7,000	8,250
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.375%	12/1/41	3,000	3,404
Central Bucks PA School District GO	5.000%	5/15/18 (Prere.)	6,000	7,280
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/32	6,280	7,033
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/36	9,675	10,643
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	6.250%	11/15/41	2,250	2,807
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	5.000%	11/15/44	5,000	5,432
Centre County PA Hospital Authority Revenue
(Mount Nittany Medical Center Project)	7.000%	11/15/46	5,000	6,446
Chambersburg PA Area School District GO	5.250%	3/1/29 (14)	3,805	4,150
Chambersburg PA Area School District GO	5.250%	2/1/37	2,535	2,888
Chester County PA GO	5.000%	7/15/26	4,345	4,999
Chester County PA GO	5.000%	7/15/27	5,000	5,753
Chester County PA GO	5.000%	11/15/30	3,740	4,527
Chester County PA GO	5.000%	11/15/31	2,350	2,830

Chester County PA GO	5.000%	11/15/32	3,990	4,838
Chester County PA GO	5.000%	11/15/32	1,000	1,198
Chester County PA GO	5.000%	11/15/33	4,000	4,831
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/18	1,105	1,207
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/20	650	696
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/22	795	841
Chester County PA Health & Education Facilities
Authority Revenue (Devereux Foundation)	5.000%	11/1/31	4,500	4,668
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/31	2,720	3,050
Chester County PA Health & Education Facilities
Authority Revenue (Jefferson Health System)	5.000%	5/15/40	30,485	33,828
1 Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/30	1,100	1,197
1 Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/35	675	723
1 Chester County PA Industrial Development
Authority Student Housing Revenue
(University Student Housing LLC Project)	5.000%	8/1/45	1,740	1,828
Chester County PA School Authority Revenue	5.000%	4/1/23 (2)	2,670	2,947
Chester County PA School Authority Revenue	5.000%	4/1/24 (2)	1,000	1,104
Chester County PA School Authority Revenue	5.000%	4/1/26 (2)	1,575	1,735
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/32 (10)	4,980	5,073
Clarion County PA Industrial Development
Authority Revenue (Clarion University
Foundation Inc. Student Housing Project)	5.000%	7/1/37 (10)	6,360	6,444
Commonwealth Financing Authority
Pennsylvania Revenue	5.250%	6/1/23 (14)	13,535	14,823
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24	1,620	1,953
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/33	7,760	8,945
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/36	5,000	5,699
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/27	2,700	2,837
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.375%	1/1/39	2,000	2,240
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/32	1,510	1,737
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/37	2,000	2,250
Cumberland County PA Municipal Authority
Revenue (Dickinson College Project)	5.000%	11/1/42	2,605	2,903
Dallas PA School District GO	5.000%	4/1/29 (11)	5,385	6,018
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	100	114

Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/36	15,000	16,991
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	5.000%	6/1/42	21,350	22,936
Dauphin County PA General Authority Hospital
Revenue (Western Pennsylvania Hospital
Project)	5.500%	7/1/13 (ETM)	1,105	1,121
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	5,000	5,043
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	8/1/24 (14)	4,000	4,382
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/26	1,000	1,148
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/28	1,000	1,137
Delaware County PA Authority University
Revenue (Villanova University)	5.250%	12/1/31	600	688
Delaware County PA Industrial Development
Authority Airport Facilities Revenue (United
Parcel Service Inc.) VRDO	0.100%	3/1/13	3,500	3,500
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	4,835	5,961
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.500%	7/1/20 (14)	5,105	6,345
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/22	500	613
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/24	1,200	1,442
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/25	1,100	1,318
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/22	2,535	2,969
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/23	2,425	2,838
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/24	3,220	3,718
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/25	2,715	3,122
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	10,000	11,274
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.090%	3/7/13 LOC	2,270	2,270
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/20 (12)	5,060	5,579
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/21 (12)	3,000	3,290
Doylestown PA Hospital Authority Hospital
Revenue	5.000%	7/1/22 (12)	3,455	3,760
East Stroudsburg PA Area School District GO	5.000%	9/1/29 (4)	7,085	7,967
Erie County PA GO	5.000%	9/1/15 (Prere.)	5,525	6,163
Erie County PA Hospital Authority Revenue
(Hamot Health Foundation)	5.000%	11/1/35 (11)	7,000	7,345
Erie PA School District GO	0.000%	5/1/16 (ETM)	3,175	3,104
Fayette County PA Hospital Authority Revenue
(Fayette Regional Health System) VRDO	0.110%	3/7/13 LOC	2,000	2,000

1 Fox Chapel PA Area School District GO	5.000%	8/1/23	500	628
1 Fox Chapel PA Area School District GO	5.000%	8/1/31	3,000	3,560
1 Fox Chapel PA Area School District GO	5.000%	8/1/34	5,690	6,698
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	17,500	19,239
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.125%	6/1/34	5,000	5,545
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	20,735	23,016
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.060%	3/1/13	2,300	2,300
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.060%	3/1/13	6,500	6,500
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.060%	3/1/13	2,700	2,700
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.070%	3/1/13	1,500	1,500
2 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.120%	3/7/13	1,225	1,225
Gettysburg PA Area School District GO	5.000%	1/15/20	2,510	3,048
Hampden Township PA GO	5.000%	5/15/31	1,060	1,228
Hampden Township PA GO	5.000%	5/15/37	1,660	1,882
Hazleton PA Area School District GO	6.000%	3/1/16 (14)	14,075	14,953
Hazleton PA Area School District GO	0.000%	3/1/17 (14)	4,425	4,154
Hazleton PA Area School District GO	0.000%	3/1/22 (14)	5,265	4,121
Hempfield PA Area School District
(Westmoreland County) GO	5.000%	9/15/15 (Prere.)	5,030	5,612
Hempfield PA School District GO	5.000%	10/15/29	4,045	4,722
Hempfield PA School District GO	5.000%	10/15/30	2,920	3,396
2 Hempfield PA School District GO TOB VRDO	0.110%	3/7/13 LOC	5,000	5,000
Indiana County PA Industrial Development
Authority Pollution Control Revenue (New
York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	5,000	5,024
Kiski PA Area School District GO	4.000%	3/1/22 (4)	1,000	1,146
Kiski PA Area School District GO	4.000%	3/1/23 (4)	1,875	2,113
Lackawanna County PA GO	5.000%	9/15/29 (2)	1,975	2,026
Lackawanna County PA GO	5.000%	9/15/29 (4)	3,745	3,926
Lake Lehman PA School District GO	0.000%	4/1/14 (14)	1,290	1,279
Lake Lehman PA School District GO	0.000%	4/1/15 (14)	1,295	1,270
Lake Lehman PA School District GO	0.000%	4/1/16 (14)	1,310	1,263
Lake Lehman PA School District GO	0.000%	4/1/17 (14)	1,315	1,237
Lake Lehman PA School District GO	0.000%	4/1/18 (14)	1,000	915
Lancaster County PA GO	5.000%	11/1/32 (4)	5,000	5,666
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/26	4,955	5,513
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	3/15/36	12,370	13,288
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital)	5.000%	7/1/42	6,000	6,674

Lancaster County PA Hospital Authority
Revenue (Masonic Homes Project) VRDO	0.100%	3/1/13 LOC	4,050	4,050
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	1,135	1,257
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/27	2,775	3,057
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/37	4,000	4,392
Latrobe PA Industrial Development Authority
College Revenue (St. Vincent College Project)	5.700%	5/1/31	1,995	2,001
Lebanon County PA Health Facilities Authority
Health Center Revenue (Good Samaritan
Hospital Project)	6.000%	11/15/35	10,500	10,537
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	7.000%	7/1/16 (14)	2,775	3,060
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	4.000%	7/1/33	7,000	7,277
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network)	5.000%	7/1/35 (4)	10,000	10,813
Lehigh County PA Industrial Development
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.750%	2/15/27 (3)	4,360	4,474
Lower Merion PA School District GO	5.000%	9/1/28	7,845	8,952
Lower Merion PA School District GO	5.000%	9/1/30	8,670	9,849
Lower Merion PA School District GO	5.000%	9/1/32	5,000	5,689
Luzerne County PA GO	5.250%	12/15/21 (14)	5,320	6,057
Luzerne County PA Industrial Development
Authority Water Facility Revenue
(Pennsylvania-American Water Co.)	5.500%	12/1/39	10,000	11,239
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	5/1/26	2,000	2,290
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.250%	10/1/27 (12)	5,395	5,973
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.000%	7/1/30	5,565	6,220
Lycoming County PA Authority College Revenue
(Pennsylvania College of Technology)	5.500%	10/1/37 (12)	6,650	7,301
Lycoming County PA Authority Health System
Revenue (Susquehanna Health System
Project)	5.375%	7/1/23	565	631
McKeesport PA Area School District GO	0.000%	10/1/14 (14)	2,040	1,992
McKeesport PA Area School District GO	0.000%	10/1/15 (14)	2,040	1,933
McKeesport PA Area School District GO	0.000%	10/1/16 (14)	4,655	4,267
McKeesport PA Area School District GO	0.000%	10/1/18 (ETM)	425	400
McKeesport PA Area School District GO	0.000%	10/1/18 (2)	2,650	2,415
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/27	2,000	2,099
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.125%	1/1/37	3,000	3,118
Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.000%	1/1/41	2,000	2,151

Monroe County PA Hospital Authority Revenue
(Pocono Medical Center)	5.250%	1/1/43	6,450	6,722
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/20	1,000	1,205
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/21	2,295	2,765
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/30	4,900	5,619
Monroeville PA Finance Authority Revenue
(UPMC Health System)	5.000%	2/15/42	6,240	6,898
Montgomery County PA GO	5.000%	10/15/28	13,235	14,876
Montgomery County PA GO	5.000%	10/15/31	6,450	7,250
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,000	5,588
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/31	12,000	13,626
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.125%	6/1/33	13,545	14,916
Montgomery County PA Higher Education &
Health Authority Revenue (Catholic Health
East)	5.375%	11/15/14 (Prere.)	2,175	2,364
Montgomery County PA Higher Education &
Health Authority Revenue (Dickinson College)	5.000%	5/1/31 (11)	5,750	6,322
Montgomery County PA Higher Education &
Health Authority Revenue (Holy Redeemer
Health System)	5.250%	1/1/36	16,000	16,367
Montgomery County PA Industrial Development
Authority Health Services Revenue (Jefferson
Health System)	5.000%	10/1/41	6,000	6,622
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/25 (14)	6,500	7,168
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/26 (14)	3,550	3,846
Montgomery County PA Industrial Development
Authority Revenue (Hill School)	5.000%	8/15/27 (14)	3,300	3,575
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.250%	8/1/33	7,000	8,041
Montgomery County PA Industrial Development
Authority Revenue (New Regional Medical
Center Project)	5.375%	8/1/38	14,415	16,554
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	6.625%	12/1/30	1,565	1,838
Moon Area School District PA GO	5.000%	11/15/28 (4)	5,000	5,530
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/24	1,070	1,251
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/25	1,290	1,496
Mount Lebanon PA Hospital Authority Revenue
(St. Clair Memorial Hospital Project)	5.000%	7/1/31	6,250	7,076
Mount Lebanon PA School District GO	5.000%	2/15/34	5,500	6,293
North Pocono PA School District GO	5.000%	3/15/26 (14)	4,035	4,385

Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,250	1,400
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	1,295	1,449
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.375%	8/15/28	6,675	7,341
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,739
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	5,100	5,545
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.130%	3/7/13	1,400	1,400
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University)	5.000%	11/15/39	2,595	2,862
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/32	1,275	1,330
Northampton County PA Industrial Development
Authority Revenue (Morningstar Senior Living,
Inc. Project)	5.000%	7/1/36	1,000	1,026
Parkland PA School District GO	5.375%	9/1/15 (14)	3,050	3,407
Penn Delco PA School District GO	4.000%	6/1/32	1,000	1,083
Pennsbury PA School District GO	5.250%	8/1/14 (Prere.)	9,135	9,785
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue
(Allegheny Energy Supply Co. LLC Project) 7.000%		7/15/39	7,000	8,372
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	6,000	6,265
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,570	5,816
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,500	4,699
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	7,500	8,130
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/22	8,000	9,327
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/23	13,000	14,496
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/23	3,750	4,122
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/23	2,000	2,156

Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (American
Water Co. Project)	6.200%	4/1/39	5,000	5,821
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	10/1/39	5,500	6,119
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	4.750%	11/15/40	2,500	2,743
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	11/15/40	8,975	10,001
Pennsylvania Economic Development Financing
Authority Water Facilities Revenue (Aqua
Pennsylvania Inc. Project)	5.000%	12/1/43	10,000	11,126
Pennsylvania GO	5.000%	2/15/14	4,930	5,160
Pennsylvania GO	5.250%	7/1/15	15,000	16,694
Pennsylvania GO	5.000%	2/15/16	16,000	18,110
Pennsylvania GO	5.000%	4/15/16	13,000	14,802
Pennsylvania GO	5.000%	8/1/16	5,000	5,753
Pennsylvania GO	5.000%	7/1/17	16,000	18,933
Pennsylvania GO	5.375%	7/1/17	2,800	3,358
Pennsylvania GO	5.000%	8/1/17	10,000	11,864
Pennsylvania GO	5.000%	2/15/18	12,745	15,278
Pennsylvania GO	5.000%	5/1/18	20,000	24,108
Pennsylvania GO	5.000%	5/1/19	18,520	22,742
Pennsylvania GO	5.000%	7/1/19	20,000	24,641
Pennsylvania GO	5.375%	7/1/19 (14)	9,915	12,442
Pennsylvania GO	5.000%	7/1/20	7,225	9,025
Pennsylvania GO	5.000%	11/15/20	8,740	10,981
Pennsylvania GO	5.000%	6/1/21	8,000	10,098
Pennsylvania GO	5.375%	7/1/21	16,000	20,684
Pennsylvania GO	5.000%	7/1/22	10,000	12,720
Pennsylvania GO	5.000%	6/1/23	11,575	14,515
Pennsylvania GO	5.000%	11/15/24	16,870	20,771
Pennsylvania GO	5.000%	6/1/25	15,000	18,533
Pennsylvania GO	5.000%	11/15/25	18,740	22,971
Pennsylvania GO	5.000%	6/1/26	10,000	12,288
Pennsylvania GO	5.000%	11/15/26	6,705	8,182
Pennsylvania GO	5.000%	6/1/27	19,340	23,610
Pennsylvania GO	5.000%	6/1/28	10,000	12,156
2 Pennsylvania GO TOB VRDO	0.120%	3/7/13	1,000	1,000
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/20	595	671
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/21	1,245	1,402
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/27	1,250	1,368
Pennsylvania Higher Educational Facilities
Authority Revenue (AICUP Financing
Program - Delaware Valley College Project)	5.000%	11/1/42	535	561
Pennsylvania Higher Educational Facilities
Authority Revenue (Bryn Mawr College)	5.000%	12/1/37 (2)	13,170	14,891

Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/28	1,450	1,699
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/29	1,260	1,468
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/30	1,205	1,398
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/31	1,085	1,252
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32	1,000	1,145
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/32 (14)	4,950	5,372
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	5/1/37 (14)	9,600	10,332
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	0.656%	7/1/17 (10)	4,430	4,368
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.125%	7/1/39 (10)	10,000	10,287
Pennsylvania Higher Educational Facilities
Authority Revenue (Foundation for Indiana
University of Pennsylvania Student Housing)	5.000%	7/1/41	500	537
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/24	8,445	9,941
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	4,000	4,722
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	1,595	1,826
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/30	3,615	4,253
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/31	1,670	1,906
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/34	5,535	6,261
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/39	1,270	1,415
Pennsylvania Higher Educational Facilities
Authority Revenue (Kings College) VRDO	0.130%	3/7/13 LOC	1,900	1,900
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.250%	5/1/27	3,000	3,196
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	5,800	6,388
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/37	3,250	3,390
Pennsylvania Higher Educational Facilities
Authority Revenue (La Salle University)	5.000%	5/1/42	3,150	3,448
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.125%	6/1/25	3,500	3,568
Pennsylvania Higher Educational Facilities
Authority Revenue (Philadelphia University)	5.250%	6/1/32	6,350	6,452
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/30	1,000	1,109
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/35	700	765
Pennsylvania Higher Educational Facilities
Authority Revenue (Shippensburg University)	5.000%	10/1/44	2,000	2,168

Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/31 (10)	10,260	10,698
Pennsylvania Higher Educational Facilities
Authority Revenue (Slippery Rock University
Foundation)	5.000%	7/1/37 (10)	3,500	3,572
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/34	4,000	4,446
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	7,270	8,019
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/23 (14)	12,200	13,639
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/24 (14)	12,680	14,143
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/35	7,500	8,557
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	6,250	7,073
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/20	300	356
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/22	300	360
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	9/1/39 (2)	9,000	9,678
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/40	1,000	1,108
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.000%	3/1/42	1,300	1,465
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/23	1,130	1,362
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/27	1,285	1,521
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	3,390	4,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/29	1,600	1,881
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/30	2,260	2,645
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/41	9,400	10,679
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/24	1,250	1,477
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.250%	8/15/25	2,500	2,971

Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/30	3,055	3,536
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/31	3,860	4,461
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/32	2,000	2,302
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.750%	8/15/41	4,000	4,699
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/42	11,630	12,995
2 Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) TOB VRDO	0.110%	3/7/13	5,315	5,315
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/18	1,375	1,638
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Scranton)	5.000%	11/1/28 (10)	4,080	4,470
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/25 (12)	2,285	2,580
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/27 (12)	1,800	2,005
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/37 (12)	5,745	6,315
Pennsylvania Higher Educational Facilities
Authority Revenue (University of the
Sciences)	5.000%	11/1/42	4,700	5,181
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/20	2,360	2,393
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.000%	7/15/26	1,200	1,243
Pennsylvania Higher Educational Facilities
Authority Revenue (Widener University)	5.400%	7/15/36	3,000	3,046
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	6.000%	7/1/21	1,000	1,161
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/31	3,000	3,183
Pennsylvania Higher Educational Facilities
Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	2,500	2,624
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.125%	10/1/25	1,500	1,579
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/25	2,000	2,187
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.500%	10/1/30	1,500	1,579

Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	3.300%	10/1/32	3,525	3,470
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.750%	10/1/39	3,285	3,381
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/18 (Prere.)	2,470	3,055
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/21	3,000	3,674
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	17,530	20,970
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/20	6,000	7,466
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/21	2,000	2,451
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/22	3,230	3,914
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/27 (4)	12,880	13,634
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	18,305	19,462
Pennsylvania State University Revenue	5.000%	8/15/19	920	1,082
Pennsylvania State University Revenue	5.000%	3/1/20	1,930	2,312
Pennsylvania State University Revenue	5.000%	3/1/22	1,250	1,462
Pennsylvania State University Revenue	5.000%	3/1/23	2,020	2,340
Pennsylvania State University Revenue	5.250%	8/15/23	2,000	2,559
Pennsylvania State University Revenue	5.000%	8/15/24	2,000	2,330
Pennsylvania State University Revenue	5.000%	9/1/24	10,625	11,349
Pennsylvania State University Revenue	5.000%	9/1/24	3,000	3,313
Pennsylvania State University Revenue	5.250%	8/15/25	5,360	6,987
Pennsylvania State University Revenue	5.000%	3/1/26	4,800	5,482
Pennsylvania State University Revenue	5.000%	3/1/28	1,000	1,137
Pennsylvania State University Revenue	5.000%	9/1/29	7,625	8,078
Pennsylvania State University Revenue	5.000%	9/1/29	2,500	2,741
Pennsylvania State University Revenue	5.000%	9/1/34	6,325	6,709
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/37	4,000	4,560
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/41	1,000	1,121
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/13 (Prere.)	6,000	6,219
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/26 (2)	4,000	4,479
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/27 (2)	3,000	3,329
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	0.000%	12/1/37	2,000	698
3 Pennsylvania Turnpike Commission Revenue	0.660%	12/1/16	1,310	1,310
3 Pennsylvania Turnpike Commission Revenue	0.710%	12/1/17	4,000	4,000
3 Pennsylvania Turnpike Commission Revenue	0.790%	12/1/18	1,000	1,000
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	11,375	13,571
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/24	1,000	1,194
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	16,665	19,222

Pennsylvania Turnpike Commission Revenue	5.375%	6/1/28	12,785	14,824
Pennsylvania Turnpike Commission Revenue	5.250%	7/15/28 (4)	6,875	8,595
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	3,400	3,946
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,600	5,266
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31 (2)	17,610	18,979
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/32 (2)	16,000	17,169
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	17,920	20,569
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	12,435	13,847
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/36	2,500	3,074
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	3,000	3,671
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	5,646
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	5,000	5,638
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	8,650	9,343
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	21,595	26,138
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	7,500	8,319
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	18,000	19,727
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	35,750	38,839
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	23,000	26,009
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	7,500	8,147
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	22,000	24,070
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/42	5,000	5,593
2 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.140%	3/7/13	9,000	9,000
Pennsylvania Turnpike Commission Revenue
VRDO	0.130%	3/7/13	1,915	1,915
Philadelphia PA Airport Parking Authority
Revenue	5.125%	2/15/24 (2)	1,045	1,049
Philadelphia PA Airport Parking Authority
Revenue	5.250%	9/1/24	4,025	4,629
Philadelphia PA Airport Parking Authority
Revenue	5.125%	9/1/29	5,975	6,674
Philadelphia PA Airport Revenue	5.000%	6/15/19	3,120	3,684
Philadelphia PA Airport Revenue	5.000%	6/15/20	4,670	5,558
Philadelphia PA Airport Revenue	5.000%	6/15/23	3,000	3,461
Philadelphia PA Airport Revenue	5.000%	6/15/24	5,000	5,741
Philadelphia PA Airport Revenue	5.000%	6/15/25	8,505	9,721
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	3,000	3,270
Philadelphia PA Gas Works Revenue	5.375%	7/1/16 (4)	13,280	14,872
Philadelphia PA Gas Works Revenue	5.000%	8/1/16	3,000	3,322
Philadelphia PA Gas Works Revenue	5.250%	8/1/17	2,000	2,272
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (4)	11,555	13,432
Philadelphia PA Gas Works Revenue	5.000%	10/1/37 (2)	3,000	3,128
Philadelphia PA Gas Works Revenue VRDO	0.090%	3/7/13 LOC	9,000	9,000
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	6,436
Philadelphia PA GO	5.000%	8/1/18 (14)	6,170	6,716
Philadelphia PA GO	5.000%	8/1/19 (14)	7,735	8,365
Philadelphia PA GO	5.000%	8/1/20 (14)	8,005	8,585
Philadelphia PA GO	5.000%	8/1/21 (14)	6,235	6,658
Philadelphia PA GO	5.875%	8/1/31	800	867
Philadelphia PA GO	6.000%	8/1/36	7,430	8,763
Philadelphia PA GO	7.125%	7/15/38 (12)	3,500	4,109
Philadelphia PA GO	6.500%	8/1/41	3,785	4,602
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	19,440	22,586

Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/41	2,500	2,773
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.110%	3/1/13	23,300	23,300
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.110%	3/1/13	4,275	4,275
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.110%	3/1/13	2,200	2,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.110%	3/1/13	37,400	37,400
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.500%	7/1/30	5,000	5,341
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/36	2,250	2,496
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue (Temple
University Health System Obligated Group)	5.625%	7/1/42	5,000	5,509
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/34	3,250	3,771
Philadelphia PA Municipal Authority Revenue	6.500%	4/1/39	9,500	10,927
Philadelphia PA School District GO	5.000%	9/1/18	2,845	3,345
Philadelphia PA School District GO	5.000%	9/1/19	2,120	2,515
Philadelphia PA School District GO	5.250%	9/1/22	7,500	8,803
Philadelphia PA School District GO	5.250%	9/1/23	7,500	8,770
Philadelphia PA School District GO	5.000%	6/1/26 (14)	5,000	6,101
Philadelphia PA School District GO	6.000%	9/1/38	20,000	23,421
Philadelphia PA School District GO VRDO	0.090%	3/7/13 LOC	1,000	1,000
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	10,000	11,317
Philadelphia PA Water & Waste Water Revenue	5.600%	8/1/18 (ETM)	925	1,120
Philadelphia PA Water & Waste Water Revenue	5.000%	11/1/28	5,000	5,940
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/32	5,000	5,601
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/35 (4)	7,000	7,901
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/36	10,500	11,856
Philadelphia PA Water & Waste Water Revenue	5.250%	1/1/36	9,975	11,096
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/40 (4)	7,000	7,827
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	3,000	3,345
2 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.100%	3/7/13 LOC	3,000	3,000
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/22 (4)	1,470	1,710
Pittsburgh & Allegheny County PA Sports &
Exhibition Authority Hotel Room Excise Tax
Revenue	5.000%	2/1/26 (4)	3,030	3,529
Pittsburgh PA GO	5.500%	9/1/14 (2)	4,430	4,578
Pittsburgh PA School District GO	5.375%	9/1/14 (4)	1,755	1,877
Pittsburgh PA School District GO	5.500%	9/1/16 (4)	4,000	4,596

Pittsburgh PA School District GO	5.500%	9/1/18 (4)	2,880	3,487
Pittsburgh PA School District GO	5.000%	9/1/23	1,630	1,958
Pittsburgh PA School District GO	5.000%	9/1/24	1,000	1,194
Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	6,595	7,010
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/27 (14)	10,830	5,926
Pittsburgh PA Water & Sewer Authority
Revenue	0.000%	9/1/29 (14)	20,000	9,845
Pocono Mountain PA School District GO	5.000%	9/1/31 (4)	3,000	3,323
Radnor Township PA School District GO	5.000%	8/15/15 (Prere.)	835	930
Radnor Township PA School District GO	5.000%	2/15/35 (4)	1,665	1,811
Reading PA Area Water Authority Revenue	5.000%	12/1/31	1,000	1,123
Reading PA Area Water Authority Revenue	5.250%	12/1/36	1,000	1,124
Reading PA School District GO	5.000%	1/15/29 (4)	5,000	5,433
Scranton PA School District GO	5.250%	6/15/27 (10)	2,750	3,060
Scranton PA School District GO	5.250%	6/15/31 (10)	2,375	2,627
Scranton-Lackawanna PA Health & Welfare
Authority Revenue (University of Scranton)	5.000%	11/1/32 (10)	4,075	4,579
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/30 (4)	5,340	5,850
Shamokin-Coal Township PA Joint Sewer
Authority Sewer Revenue	5.000%	7/1/36 (4)	6,500	6,937
Snyder County PA Higher Education Authority
University Revenue (Susquehanna University
Project)	5.000%	1/1/30 (12)	5,000	5,453
Somerset PA Area School District GO	5.000%	3/15/25 (4)	7,090	8,103
South Fork PA Hospital Authority Hospital
Revenue (Conemaugh Valley Memorial
Hospital Project)	5.750%	7/1/18 (6)	5,530	5,850
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	20,000	23,346
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	7,002
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,709
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/24	14,705	16,484
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives)	5.000%	11/15/26	5,000	5,547
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.100%	3/7/13	4,500	4,500
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/19 (4)	950	1,126
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/21 (4)	1,050	1,259
State Public School Building Authority
Pennsylvania College Revenue (Community
College of Allegheny County Project)	5.000%	7/15/22 (4)	1,100	1,304
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/22	1,250	1,488
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/24	2,000	2,337

State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/31	2,110	2,360
State Public School Building Authority
Pennsylvania Lease Revenue (School District
of Philadelphia)	5.000%	4/1/32	1,750	1,946
State Public School Building Authority
Pennsylvania School Revenue (Philadelphia
School District Project)	5.250%	6/1/13 (Prere.)	9,280	9,400
Susquehanna PA Area Regional Airport
Authority System Revenue	4.000%	1/1/33	5,000	4,886
Swarthmore Borough Authority PA College
Revenue	5.000%	9/15/30	16,000	18,154
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/37	2,245	2,602
Union County PA Higher Educational Facilities
Financing Authority University Revenue
(Bucknell University)	5.000%	4/1/42	2,000	2,299
Unionville-Chadds Ford PA School District GO	5.000%	6/1/32	6,440	7,411
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/24	3,000	3,699
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	14,000	16,892
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/34	10,100	11,881
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.250%	7/1/13 (2)	2,035	2,069
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/14 (2)	1,640	1,741
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.375%	7/1/15 (2)	2,250	2,463
Washington County PA Hospital Authority
Revenue (Washington Hospital Project)	5.500%	7/1/16 (2)	2,375	2,687
West Chester PA Area School District GO	5.000%	5/15/28 (14)	7,480	8,250
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	6.000%	1/1/26	655	775
West Shore Area Authority Hospital Revenue
(Holy Spirit Hospital of the Sisters of Christian
Charity Project)	5.625%	1/1/32	5,415	6,095
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.125%	7/1/30	1,300	1,414
Westmoreland County PA Municipal Authority
Revenue	5.250%	8/15/15 (Prere.)	3,490	3,908
Westmoreland County PA Municipal Authority
Revenue	6.125%	7/1/17 (ETM)	5,865	6,640
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/15 (3)	5,000	4,887
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/23 (14)	5,000	3,716
Westmoreland County PA Municipal Authority
Service Water Revenue	0.000%	8/15/24 (14)	4,000	2,860

Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/35	1,010	1,128
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	4,990	5,532
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/27	2,200	2,328
Wilkes-Barre PA Finance Authority Revenue
(Wilkes University Project)	5.000%	3/1/37	3,000	3,109
Wyoming PA Area School District GO	5.000%	9/1/26 (14)	2,000	2,194
Wyoming PA Area School District GO	5.000%	9/1/29 (14)	5,020	5,426
York County PA GO	5.000%	6/1/33 (14)	6,000	6,585
York County PA Solid Waste & Refuse Authority
Revenue	5.500%	12/1/14 (14)	4,050	4,393
				3,231,759
Puerto Rico (0.9%)
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/20	5,300	5,926
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,324
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/19 (ETM)	8,120	10,343
Puerto Rico Highway & Transportation Authority
Revenue	5.500%	7/1/19 (14)	2,880	3,151
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/30 (3)	14,905	5,456
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.750%	7/1/22 (ETM)	10	13
				30,213
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.250%	10/1/20	1,750	1,847
Total Tax-Exempt Municipal Bonds (Cost $3,033,173)				3,263,819
Total Investments (99.6%) (Cost $3,033,173)				3,263,819
Other Assets and Liabilities-Net (0.4%)				13,828
Net Assets (100%)				3,277,647

1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 28, 2013.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, the aggregate value of these securities was $24,540,000, representing 0.7% of net assets.
3 Adjustable-rate security.

Pennsylvania Long-Term Tax-Exempt Fund

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Pennsylvania Long-Term Tax-Exempt Fund

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At February 28, 2013, 100% of the market value of the fund's investments was determined based on Level 2 inputs.

C. At February 28, 2013, the cost of investment securities for tax purposes was $3,039,330,000. Net unrealized appreciation of investment securities for tax purposes was $224,489,000, consisting of unrealized gains of $226,276,000 on securities that had risen in value since their purchase and $1,787,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 18, 2013

VANGUARD PENNSYLVANIA TAX-FREE FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: April 18, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.